Applicable laws and regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Tier 1 capital	$ 995,743	$ 1,048,304
Risk weighted assets	$ 5,830,875	$ 5,601,518
Tier One Risk Based Capital Ratio	17.08%	18.71%